Segment and Geographical Information - Summary of External Revenues by Geographic Location (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of geographical areas [line items]
Revenues	$ 437,885	$ 287,643
Revenue percentage	100.00%	100.00%
Canada
Disclosure of geographical areas [line items]
Revenues	$ 280,633	$ 162,764
Revenue percentage	64.10%	56.60%
U.S.
Disclosure of geographical areas [line items]
Revenues	$ 142,200	$ 114,608
Revenue percentage	32.50%	39.80%
International
Disclosure of geographical areas [line items]
Revenues	$ 15,052	$ 10,271
Revenue percentage	3.40%	3.60%